PGIM SHORT DURATION HIGH YIELD OPPORTUNITIES FUND

655 Broad Street, 17th Floor

Newark, New Jersey 07102-4077

October 23, 2020

VIA EDGAR SUBMISSION

Mr. Alberto H. Zapata

Division of Investment Management

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                                                                                PGIM Short Duration High Yield Opportunities Fund (“Fund”)

Pre-Effective Amendment No. 3 to the Registration Statement

Under the Securities Act of 1933 (No. 333-238603) and

Amendment No. 3 to the Registration Statement under

the Investment Company Act of 1940 (No. 811-23574)

Dear Mr. Zapata:

On behalf of the Fund, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”), under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”) is an amendment to the Fund’s registration statement on Form N-2 originally filed with the Commission on May 22, 2020 (the “Registration Statement”), including exhibits thereto, which amendment constitutes Pre-Effective Amendment No. 3 to the Registration Statement under the 1933 Act and Amendment No. 3 to the Registration Statement under the 1940 Act (the “Amendment”).  The Amendment has been marked to indicate revisions from Pre-Effective Amendment No. 2 to the Registration Statement, filed with the Commission on October 9, 2020, incorporating (i) the Fund’s initial financial statements and the accompanying notes thereto; and (ii) other non-material updates to the Registration Statement. The Amendment includes a discussion of the Fund’s decision to subject the Fund to the Maryland Control Share Acquisition Act.

This letter is meant to address the additional comments that you conveyed to Ms. DiGiacomo by telephone on October 19, 2020.  For your convenience, a summary of the staff’s comments is included herein and the Fund’s responses are keyed accordingly, as set forth below.  Capitalized terms used herein, and not otherwise defined, have the respective meanings assigned in the Amendment.

General

1.              Comment:  Please confirm that the terms of the credit facility still are not expected to be finalized before the requested date of acceleration.

Response:  The Registrant confirms that it does not expect the terms of the credit facility to be finalized before the requested date of acceleration of the registration statement.

2.              Comment:  The staff accountants will need to review the Fund’s financial statements.

Response:  The Amendment includes the Fund’s Statement of Assets and Liabilities dated October 13, 2020.

We would be pleased to provide you with any additional information you may require or with copies of any of the materials referred to above.  Because the Fund currently intends to request acceleration on or about November 24, 2020, we would appreciate any comments the Commission staff may have by November 15, 2020. Please feel free to email ay such correspondence to my attention at claudia.digiacomo@prudential.com.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-802-5032.  Thank you for your assistance in this matter.

Sincerely,

/s/ Claudia DiGiacomo
Claudia DiGiacomo
Chief Legal Officer